FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2)	3 Months Ended
Mar. 31, 2015 USD ($)
Fair Value Of Financial Instruments Details 2
Beginning balance as of January 1, 2014	$ 268,403
Fair value of derivative liabilities issued	0
Net Loss/Gain on change in derivative liability	(9,438)
Ending balance as of March 31, 2015	$ 258,965